Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.81%
Alabama–1.55%

Alabama (City of), AL Industrial Development Board; Series 2009, VRD RB(a)	1.55%	06/01/2034	$8,600	$ 8,600,000

Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(b)	4.38%	06/01/2028	10	10,010

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	7,000	6,974,509

Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	5,000	4,952,456

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America N.A.)(a)(d)(e)	1.85%	05/01/2041	15,940	15,940,000

				36,476,975

Arizona–0.48%

Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,202
Glendale Municipal Property Corp.;
Series 2012 B, Ref. RB	5.00%	07/01/2025	1,000	1,001,900
Series 2012 B, Ref. RB	5.00%	07/01/2029	3,550	3,556,103
Series 2012 B, Ref. RB	5.00%	07/01/2033	570	570,905

Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(b)	4.50%	07/01/2024	15	15,030

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	105	104,602

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	210	196,989

Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,140,662

Sun Devil Energy Center LLC; Series 2008, Ref. RB	5.00%	07/01/2027	100	101,411

Sun Devil Energy Center LLC (Arizona State University); Series 2008, Ref. RB	5.00%	07/01/2030	155	157,043

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.38%	06/01/2024	10	10,014

Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	990	989,623

Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(d)	3.90%	09/01/2024	365	359,117

				11,308,601

California–3.67%

Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(b)	6.75%	09/01/2023	2,000	2,045,843

Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(b)	6.00%	09/01/2024	2,430	2,524,804

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(f)	5.00%	09/01/2023	475	483,636
California (State of);
Series 2012, GO Bonds (INS - AGM)(b)	4.00%	09/01/2037	1,000	1,000,406
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,022
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	480	484,059
Series 2018, Ref. GO Bonds	5.00%	10/01/2029	400	403,343
Series 2020, GO Bonds	5.00%	11/01/2029	65	74,766

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	100,182

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	405	410,365
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,393,011
Series 2018 A, RB	5.00%	11/15/2032	1,230	1,333,975

California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(c)(g)	4.13%	10/01/2025	5,000	4,981,940

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(d)	2.13%	11/15/2027	6,000	5,578,440

California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(b)	4.50%	10/01/2026	170	170,244
California (State of) Public Works Board (Judicial Council of California);
Series 2013 A, RB	5.00%	03/01/2025	1,525	1,534,337
Series 2013 A, RB	5.00%	03/01/2026	1,600	1,609,716

Glendale (City of), CA; Series 2013, RB	5.00%	02/01/2027	125	126,813

Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(b)(h)	0.00%	08/01/2027	870	727,754

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	$325	$ 325,643
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,450

Irvine Ranch Water District; Series 2009 B, VRD RB (LOC - Bank Of America N.A.)(a)(e)	0.85%	10/01/2041	6,260	6,260,000

Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(b)	4.75%	10/01/2024	10	10,017
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	676,366
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	776,543
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,198
Los Angeles (City of), CA Department of Airports;
Series 2013, RB	5.00%	05/15/2029	1,115	1,126,518
Series 2013, RB	5.00%	05/15/2030	1,200	1,212,333
Los Angeles (City of), CA Department of Water & Power;
Series 2013 A, RB(c)(f)	5.00%	01/01/2023	100	100,205
Series 2013 A, RB	5.00%	07/01/2030	400	400,793
Series 2013 B, RB	5.00%	07/01/2028	8,890	9,017,479
Series 2013 B, RB	5.00%	07/01/2029	820	831,901
Series 2013 B, RB	5.00%	07/01/2031	110	111,539
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB	5.00%	07/01/2031	900	913,063
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C);
Series 2013 B, RB	5.00%	07/01/2025	140	142,187
Series 2013 B, RB	5.00%	07/01/2030	725	735,776
Series 2014 A, Ref. RB	5.00%	07/01/2029	500	507,548

Los Angeles Department of Water & Power Water System Revenue; Series 2013 B, RB	5.00%	07/01/2031	10,000	10,142,233

Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(a)(d)(e)	2.10%	12/01/2036	20,897	20,897,000

Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(b)	5.00%	11/01/2023	5	4,986

Modesto (City of), CA Irrigation District; Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	100	101,382

Pasadena (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2030	320	323,763

Rowland Unified School District; Series 2013, Ref. GO Bonds	5.00%	08/01/2026	220	223,511

Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(b)	5.73%	08/15/2023	337	338,055

San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds	5.00%	06/15/2025	370	375,044

San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,432

San Mateo (County of), CA Joint Powers Financing Authority (Capital); Series 2013 A, Ref. RB	5.25%	07/15/2027	100	101,588
University of California;
Series 2013 AF, RB(f)	5.00%	05/15/2024	135	136,598
Series 2013 AI, RB	5.00%	05/15/2032	1,240	1,253,464
Series 2013 AL-1, VRD RB(a)	0.85%	05/15/2048	3,550	3,550,000
				86,165,271

Colorado–1.43%

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	914,946

Colorado (State of) Health Facilities Authority (National Jewish Health); Series 2005, VRD RB (LOC - UMB Bank, N.A.)(a)(e)	1.85%	01/01/2035	7,900	7,900,000

Denver (City & County of), CO; Series 2012 B, RB(c)(f)	5.00%	12/08/2022	6,650	6,652,791

Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	440	450,122

Rib Floater Trust Various States; Series 2022-004, VRD RB (LOC - Barclays Bank PLC)(a)(d)(e)	2.00%	02/01/2046	15,500	15,500,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2022	200	200,155
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2023	120	122,584
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2024	130	135,321
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2025	125	132,617
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2026	140	149,969
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2022	330	330,000
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2023	385	392,863
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2024	400	415,803
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2025	355	375,485
				33,672,656

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.51%
Connecticut (State of);
Series 2013 A, RB	5.00%	03/01/2026	$450	$ 452,721
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,200	5,228,989
Series 2016 A, GO Bonds	5.00%	03/15/2032	3,280	3,490,332
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,215,538
Connecticut (State of) (Transportation Infrastructure);
Series 2012, Ref. RB(c)(f)	5.00%	01/01/2023	4,590	4,599,477
Series 2013 A, RB	5.00%	10/01/2024	275	280,443
Series 2013 A, RB	5.00%	10/01/2027	150	152,809
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2013 N, RB	5.00%	07/01/2027	225	227,600
Series 2014 A, RB	5.00%	07/01/2032	10,650	10,924,891

Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	12/01/2023	5	5,007

				35,577,807

District of Columbia–0.14%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,577
Series 2012, RB	5.00%	12/01/2026	100	100,209
Series 2013 A, GO Bonds	5.00%	06/01/2027	250	253,076
Series 2013 A, GO Bonds	5.00%	06/01/2030	100	101,211

District of Columbia (KIPP Charter School); Series 2013, RB(f)	5.00%	07/01/2023	165	167,107

District of Columbia Water & Sewer Authority; Series 1998, RB (INS - AGM)(b)	5.50%	10/01/2023	1,060	1,086,018

Washington Metropolitan Area Transit Authority; Series 2017 B, RB	5.00%	07/01/2029	1,110	1,215,469

				3,203,667

Florida–6.97%

Board of Governors of Florida Atlantic University; Series 2017, Ref. RB	5.00%	07/01/2031	1,000	1,059,674

Broward (County of), FL; Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,866,412

Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,504,717
Broward (County of), FL School Board;
Series 2016 A, Ref. COP	5.00%	07/01/2032	1,115	1,182,699
Series 2022, RN	4.00%	06/30/2023	10,000	10,095,897

Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	650	591,257

Florida (State of) Department of Transportation; Series 2013 A, Ref. RB	5.00%	07/01/2024	105	106,482

Florida Development Finance Corp.; Series 2021, RB(c)(g)	2.90%	04/04/2023	4,000	3,983,669

Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, RB(d)	1.75%	06/01/2026	1,020	915,746
Florida Housing Finance Corp.;
Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,155	1,142,122
Series 2022 3, RB (CEP - GNMA)	5.50%	01/01/2054	4,400	4,677,715
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB(a)	1.40%	10/01/2042	9,005	9,005,000
Series 2017 A, RB	5.00%	10/01/2031	1,265	1,375,055
JEA Electric System;
Series 2008 3-A, VRD RB(a)	1.87%	10/01/2036	10,720	10,720,000
Series 2008 C-2, VRD RB(a)	1.85%	10/01/2034	20,425	20,425,000
Series 2017 B, Ref. RB	5.00%	10/01/2031	7,935	8,632,010
Series 2017 B, Ref. RB	5.00%	10/01/2032	1,300	1,409,462

JEA Water & Sewer System; Series 2008 A-2, VRD RB(a)	1.85%	10/01/2038	10,500	10,500,000
Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,923,549
Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,468,516

Miami-Dade (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2024	1,285	1,287,220
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/2024	250	251,814
Series 2012 A, RB	5.00%	04/01/2027	525	528,277

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	10,000	10,000,615

Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(e)	4.05%	01/15/2028	8,500	8,541,372

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Miami-Dade (County of), FL Industrial Development Authority (Florida Power & Light); Series 2021, Ref. VRD RB(a)	1.45%	05/01/2046	$10,000	$ 10,000,000

North Sumter (County of), FL Utility Dependent District; Series 2020, Ref. RB	5.00%	10/01/2024	3,450	3,582,405

Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	765,348

Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(a)	1.90%	10/01/2039	31,450	31,450,000
Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	125,238
Series 2012, Ref. RB	5.00%	10/01/2025	165	165,308
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,304,514
Series 2021 B-2, RB	1.45%	01/01/2027	1,340	1,174,501

Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(b)	4.38%	07/01/2023	5	5,008

Reedy Creek Improvement District; Series 2017 A, GO Bonds	5.00%	06/01/2023	1,600	1,618,021

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(b)	5.25%	07/01/2024	250	256,238
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2022	110	109,972
Series 2021, Ref. RB	4.00%	12/15/2023	120	119,087
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.00%	08/01/2023	5	5,006
Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.13%	08/01/2024	20	20,025
				163,894,951

Georgia–4.82%

Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(b)	4.13%	12/01/2022	5	5,000

Atlanta (City of), GA; Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,042,495

Atlanta (City of), GA Urban Residential Finance Authority (Hollywood Shawnee Apartments); Series 2021 B, RB(c)(d)	1.35%	01/01/2023	2,600	2,596,512
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 2012, Ref. RB(c)	2.88%	08/19/2025	5,000	4,935,364
Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	6,907,015

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.38%	01/01/2026	35	35,037

Dalton (City of), GA Downtown Development Authority; Series 1996, Revenue Ctfs. (INS - NATL)(b)	5.50%	08/15/2026	2,145	2,232,982

DeKalb (County of), GA; Series 2013, Ref. RB	5.00%	10/01/2030	100	101,815

Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,607,941
Georgia (State of);
Series 2013 D, GO Bonds	5.00%	02/01/2025	100	100,394
Series 2017 A-2, GO Bonds	5.00%	02/01/2029	5,020	5,490,197

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,053

Housing Authority of Clayton County Facilities Holding Co. LLC (The) (Riverwood Townhouses); Series 2021 B, RB(c)(d)	1.40%	04/01/2023	2,000	1,987,909

Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(f)	5.00%	04/01/2024	1,520	1,553,280

Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(c)	4.50%	05/01/2023	2,000	2,000,386
Main Street Natural Gas, Inc.;
Series 2018 A, RB(c)	4.00%	09/01/2023	21,595	21,676,828
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(c)(i)	3.51%	09/01/2023	1,000	994,714
Series 2021 A, RB(c)	4.00%	09/01/2027	8,500	8,519,464
Subseries 2018 C, RB(c)	4.00%	12/01/2023	18,970	19,040,703
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(i)	3.59%	12/01/2023	30,000	29,786,553

Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(b)	4.50%	09/01/2025	30	30,035

Savannah (City of), GA Hospital Authority; Series 2013 A, RB	5.50%	07/01/2027	500	506,800

				113,176,477

Hawaii–0.00%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 B, Ref. RB	5.00%	07/01/2030	100	100,695

Illinois–7.59%

Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2026	210	226,499

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Centerpoint Intermodal Center Program Trust; Series 2004 A, Revenue Ctfs.(c)(d)	4.00%	12/15/2022	$1,235	$ 1,234,591
Chicago (City of), IL;
Series 1999, GO Bonds (INS - NATL)(b)(h)	0.00%	01/01/2024	6,110	5,877,009
Series 2008, Ref. RB (INS - AGM)(b)	5.00%	11/01/2025	905	913,172
Series 2008, Ref. RB (INS - AGM)(b)	5.25%	11/01/2033	3,905	3,940,851
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	11/01/2025	235	235,861
Series 2012, RB	5.00%	01/01/2028	3,500	3,502,623
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(g)	5.00%	01/01/2024	9,045	9,056,772
Series 2013 B, Ref. RB(c)(f)	5.00%	01/01/2023	1,000	1,002,023
Series 2013 D, RB(c)(f)	5.25%	01/01/2023	275	275,611
Chicago (City of), IL Board of Education;
Series 1999 A, GO Bonds (INS - BHAC)(b)(h)	0.00%	12/01/2022	800	800,000
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(b)	5.50%	12/01/2023	200	204,663

Chicago (City of), IL Midway International Airport; Series 2014 B, Ref. RB	5.00%	01/01/2033	3,830	3,878,870

Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,333,820

Chicago State University; Series 1998, RB (INS - NATL)(b)	5.50%	12/01/2023	465	469,392
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(b)	4.40%	12/01/2022	300	300,000
Series 2004, GO Bonds (INS - NATL)(b)	4.50%	12/01/2023	630	631,363
Series 2004, GO Bonds (INS - NATL)(b)	4.60%	12/01/2025	350	350,539
Series 2004, GO Bonds (INS - NATL)(b)	4.65%	12/01/2026	450	450,682
Series 2007, Ref. GO Bonds (INS - AMBAC)(b)	4.00%	12/01/2027	65	64,212
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,064,305
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	11,312,394
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,100,161
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,053,047
Illinois (State of) Finance Authority;
Series 2008, Ref. VRD RB(a)	1.75%	07/01/2038	20,000	20,000,000
Series 2013 A, RB(f)	5.00%	07/01/2023	1,000	1,008,327
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	400,950
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	436,108
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	453,087

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	560	560,478

Illinois (State of) Finance Authority (Downers Grove Community High School); Series 2019, RB	4.00%	12/15/2022	525	525,300

Illinois (State of) Finance Authority (Northshore University Health); Series 2020 B, VRD RB(a)	1.45%	08/15/2049	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(c)	5.00%	12/15/2022	7,870	7,876,405

Illinois (State of) Finance Authority (The University of Chicago); Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,387

Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(b)	4.60%	09/01/2025	20	20,029

Illinois (State of) Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(b)	6.00%	06/01/2023	495	503,176
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2031	11,035	11,053,039
Series 2013 A, RB	5.00%	01/01/2032	4,600	4,607,050
Series 2016 B, RB	5.00%	01/01/2031	1,000	1,067,217

Lake (County of), IL; Series 2020, Ref. RB	4.00%	12/01/2022	900	900,000

Lake County Community College District No. 532; Series 2013 A, GO Bonds	4.00%	06/01/2023	500	500,593

Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2022	1,700	1,701,409

Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(b)	4.80%	01/01/2023	25	25,016

Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,248

Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,447,891

Southwestern Illinois Development Authority (Memorial Group, Inc.); Series 2013, RB(f)	6.38%	11/01/2023	295	304,820

Tender Option Bond Trust Receipts/Certificates; Series 2018-XL0093, VRD Ctfs.(a)(d)	1.99%	01/01/2048	31,700	31,700,000

University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(b)	5.25%	10/01/2026	1,020	1,027,614

University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(b)	4.65%	12/01/2023	30	30,056

West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(b)	4.75%	01/01/2029	15	15,023

Western Springs (Village of), IL; Series 2017, GO Bonds	3.00%	12/01/2022	110	110,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(b)(h)	0.00%	11/01/2023	$19,955	$ 19,464,704
				178,307,387

Indiana–0.79%

Ball State University; Series 2013, RB	5.00%	07/01/2025	410	414,904

Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(g)	5.50%	02/01/2025	560	560,604
Indiana (State of) Finance Authority;
Series 2010 A, Ref. RB	5.00%	12/01/2022	190	190,000
Series 2014 A, RB	5.00%	10/01/2026	1,750	1,813,669
Series 2014 A, RB	5.00%	10/01/2027	1,750	1,813,035
Series 2022, Ref. RB(c)(g)	4.50%	11/15/2023	10,000	10,017,483
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,413,748
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	395	377,603
				18,601,046

Iowa–0.64%
Iowa (State of) Finance Authority (Unitypoint Health); Series 2014 C, RB	5.00%	02/15/2032	1,150	1,166,091
Iowa City (City of), IA Community School District; Series 2015, RB	5.00%	06/01/2024	125	126,654
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	13,500	13,832,177
				15,124,922

Kansas–0.22%
Johnson County Unified School District No. 231 Gardner - Edgerton; Series 2013 A, Ref. GO Bonds	5.00%	10/01/2025	100	101,963
Manhattan (City of), KS; Series 2022, RB	2.38%	12/01/2022	3,000	3,000,000
University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2030	1,930	2,033,645
				5,135,608

Kentucky–2.47%

Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(b)	4.38%	06/01/2028	25	25,100
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,171,210
Series 2018, RB	5.00%	05/01/2028	5,000	5,533,362
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 A-1, RB(c)	4.00%	06/01/2025	5,000	4,970,628
Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(i)	3.88%	06/01/2025	10,000	9,735,010

Kentucky Rural Water Finance Corp.; Series 2008, Ref. RB	4.13%	02/01/2023	5	5,006

Louisville & Jefferson (Counties of), KY Metropolitan Sewer District; Series 2013 B, Ref. RB	5.00%	05/15/2026	120	121,336

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Louisville Gas and Electric Co.); Series 2007, Ref. VRD RB(a)	1.85%	06/01/2033	29,700	29,700,000
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016, Ref. RB	5.00%	10/01/2032	2,660	2,768,005
				58,029,657

Louisiana–1.01%

Jefferson (Parish of), LA Sales Tax District; Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2023	1,000	1,023,802

Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(c)(i)	3.17%	05/01/2026	3,175	3,082,328
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2023	170	169,808
Series 2019 A, RB	5.00%	01/01/2024	175	172,507

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-2, Ref. VRD RB (LOC - Bank of New York Mellon)(a)(e)	1.87%	07/01/2047	4,375	4,375,000
Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	15,000	15,024,765
				23,848,210

Maine–0.07%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(b)(g)	4.75%	12/01/2024	1,550	1,562,719

Maryland–0.43%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,161,900

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	$7,030	$ 7,031,355
				10,193,255

Massachusetts–0.75%

Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(b)	4.75%	02/01/2024	25	25,056

Fall River (City of), MA; Series 2022, GO Notes	3.00%	02/03/2023	11,720	11,734,204
Massachusetts (Commonwealth of);
Series 2018 C, GO Bonds	5.00%	05/01/2031	930	939,020
Series 2018 C, GO Bonds	5.00%	05/01/2032	1,245	1,256,857

Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	681,317
Massachusetts (Commonwealth of) Clean Water Trust (The);
Subseries 2013-17A, RB	5.00%	02/01/2027	175	175,674
Subseries 2013-17A, RB	5.00%	02/01/2028	150	150,573

Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(i)	3.91%	11/15/2032	2,645	2,593,232

North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(b)	4.00%	09/15/2023	10	10,014
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,028
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,018
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(b)	4.13%	09/15/2023	15	15,019
Series 2006, GO Bonds (INS - SGI)(b)	4.20%	11/01/2024	10	10,013
				17,631,025

Michigan–1.55%

Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	260	253,742

Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	60	59,594

Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%) (INS - AGM)(b)(i)	2.09%	07/01/2032	7,825	7,601,941

Michigan (State of) Building Authority (Facilities Program); Series 2013-1A, Ref. RB	5.00%	10/15/2024	250	254,937
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	1,620	1,669,562
Series 2022 A, Ref. RB	5.00%	11/15/2023	2,210	2,252,769

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	1,500	1,521,161

Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,584,224

Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(b)	4.00%	11/01/2026	185	185,200

Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(a)(d)	1.91%	10/15/2051	1,145	1,145,000

Wayne (County of), MI Airport Authority; Series 2017 C, Ref. RB	5.00%	12/01/2023	925	944,083
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2024	2,135	2,139,467
Series 2012 A, RB	5.00%	12/01/2026	5,380	5,389,551
Series 2012 D, Ref. RB(g)	5.00%	12/01/2028	9,050	9,059,492
Wayne State University; Series 2013 A, RB	5.00%	11/15/2025	1,245	1,269,330
				36,330,053

Minnesota–0.94%

Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,424,235

Eden Prairie (City of), MN (Eden Glen Apartments); Series 2016 A, Ref. VRD RB (LOC - Bridgewater Bank)(a)(e)	1.98%	02/01/2031	1,965	1,965,000

Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System); Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,634,000

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2014 A, Ref. RB	5.00%	01/01/2030	315	321,498

Minneapolis (City of), MN (Riverton Community Housing); Series 2003, VRD RB (LOC - Bridgewater Bank)(a)(e)	1.94%	10/01/2033	4,680	4,680,000

Minnesota (State of); Series 2014 A, RB	5.00%	06/01/2031	2,500	2,523,452

Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(b)	4.13%	03/01/2027	15	15,002

Minnesota Higher Education Facilities Authority; Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,507,390

New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,009

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)

North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	$10	$ 10,010
Northern Municipal Power Agency;
Series 2013 A, RB	5.00%	01/01/2030	340	340,604
Series 2013 A, RB	5.00%	01/01/2031	460	460,817

Owatonna (City of), MN (Second Century); Series 2003 A, Ref. VRD RB (LOC - Bridgewater Bank)(a)(e)	1.96%	01/01/2030	1,380	1,380,000
St. Francis Independent School District No. 15;
Series 2018 A, GO Bonds	5.00%	02/01/2024	930	933,555
Series 2018 A, GO Bonds	5.00%	02/01/2027	380	381,599

St. Louis Park (City of), MN (Shorehan (The)); Series 2015, VRD RB (LOC - Bridgewater Bank)(a)(e)	1.93%	11/01/2045	1,375	1,375,000

St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(c)(f)	4.50%	07/01/2026	385	396,899

St. Paul (City of), MN Port Authority (Sibley); Series 2004, Ref. VRD RB(a)	1.97%	02/01/2034	1,400	1,400,000
Western Minnesota Municipal Power Agency; Series 2014 A, RB	5.00%	01/01/2023	265	265,532
				22,019,602

Mississippi–0.80%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(b)	5.00%	10/01/2023	270	275,189
Series 2013, RB (INS - AGM)(b)	5.25%	12/01/2022	800	800,000

Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	24,035
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(a)	1.45%	12/01/2030	17,760	17,760,000
				18,859,224

Missouri–0.27%

Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	180	163,937

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	220	212,173
Missouri (State of) Health & Educational Facilities Authority;
Series 2014, RB	5.00%	01/01/2030	1,000	1,021,165
Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,279,796

Missouri (State of) Health & Educational Facilities Authority (Webster University); Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,271,871

Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	49,045

Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(b)(h)	0.00%	06/01/2025	180	160,205
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	305	305,597
				6,463,789

Montana–1.08%

Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Markets LLC)(a)(d)(e)	2.10%	01/01/2034	25,265	25,265,000
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	07/01/2023	10	10,012
				25,275,012

Nebraska–0.31%

Central Plains Energy Project; Series 2019, Ref. RB	4.00%	08/01/2024	1,000	1,006,289

Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,065,260
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2015, Ref. RB	5.00%	01/01/2031	5,040	5,214,837
				7,286,386

Nevada–1.09%
Clark (County of), NV Department of Aviation;
Series 2008 D-2B, Ref. VRD RB (LOC - Barclays Bank PLC)(a)(e)	1.85%	07/01/2040	18,350	18,350,000
Series 2014 A-2, Ref. RB	5.00%	07/01/2030	5,050	5,216,739
Series 2014 A-2, Ref. RB	5.00%	07/01/2033	1,000	1,030,535
Nevada (State of);
Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	460,896
Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	225	225,446
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	235	227,303
				25,510,919

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.39%

New Hampshire (State of) Business Finance Authority; Series 2022-2A, RB	4.00%	10/20/2036	$5,414	$ 4,992,785
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,201,517
				9,194,302

New Jersey–7.73%

Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2027	250	270,038

Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,636,127
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2024	1,500	1,502,139
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,555,240

Jersey (City of), NJ; Series 2022 A, GO Notes	5.00%	10/26/2023	1,665	1,698,808

Livingston (Township of), NJ; Series 2022, GO Notes	5.00%	12/12/2023	5,000	5,111,747
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2026	14,015	15,065,068
Series 2020 A, GO Bonds	5.00%	06/01/2027	2,885	3,156,825
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(b)	5.00%	06/15/2025	1,500	1,575,269
Series 2016 A, Ref. RB(f)	5.00%	06/15/2025	1,000	1,057,240
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(b)	5.25%	07/01/2025	6,840	7,216,985
Series 2004 A, RB(f)	5.25%	07/01/2025	820	870,649
Series 2005 N-1, Ref. RB (INS - NATL)(b)	5.50%	09/01/2023	3,010	3,070,145
Series 2005 N-1, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	6,000	6,259,630
Series 2012 KK, RB	5.00%	03/01/2023	2,135	2,138,247
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,011,345
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,100	3,114,890
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,528,842

New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,028,124

New Jersey (State of) Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital); Series 2013, Ref. RB	5.00%	09/15/2023	400	406,615
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,217,370
Series 2017, Ref. RB	5.00%	07/01/2032	815	879,959

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,352,161

New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,421,120

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2022 I, RB	5.00%	10/01/2053	3,000	3,115,545
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(b)	5.25%	12/15/2023	1,000	1,023,816
Series 2006 A, RB (INS - AGM)(b)	5.50%	12/15/2022	1,000	1,001,114
Series 2006 A, RB (INS - AGM)(b)	5.25%	12/15/2023	1,370	1,403,901
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,612,292
Series 2016, RN	5.00%	06/15/2023	1,250	1,264,695
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,277,890
Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,610,698
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,944,113
Series 2014 A, RB	5.00%	01/01/2033	15,350	15,831,927
Series 2015 E, RB	5.00%	01/01/2032	5,635	5,871,061
Series 2015 E, RB	5.00%	01/01/2034	3,785	3,932,288

North Caldwell School District; Series 2010, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	02/15/2023	515	515,595

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(f)(g)	5.00%	12/01/2023	450	455,245
Tender Option Bond Trust Receipts/Certificates;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(b)(d)	1.94%	12/15/2036	24,534	24,534,000
Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(b)(d)	1.95%	03/01/2042	3,935	3,935,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Union (County of), NJ Industrial Pollution Control Financing Authority (Exxon); Series 1994, Ref. VRD RB(a)	1.34%	07/01/2033	$17,135	$ 17,135,000
				181,608,763

New Mexico–0.51%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,773,308
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,345,362
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,826,622
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,120,455

New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,550	1,534,039
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2024	105	107,151
Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2025	160	164,880
State of New Mexico Severance Tax Permanent Fund; Series 2021 A, RB	5.00%	07/01/2023	1,150	1,166,557
				12,038,374

New York–12.46%

Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District); Series 2013 A, RB	5.00%	05/01/2027	250	252,391
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2023	250	250,000
Series 2012 A, Ref. RB	5.00%	11/15/2024	450	450,554
Series 2012 A, Ref. RB	5.00%	11/15/2025	700	700,861
Series 2012 D, Ref. RB	5.00%	11/15/2025	365	365,380
Series 2012 F, Ref. RB	5.00%	11/15/2024	940	941,000
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	118,339
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	538,675
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(a)(e)	1.30%	11/01/2032	7,700	7,700,000
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(a)(e)	1.30%	11/15/2050	3,880	3,880,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	146,769
Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,450	1,472,070
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,601,629
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,045,662
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	635,668
Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,233,486
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	180,081

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2024	125	126,210

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,712	2,655,781
New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2023	2,000	2,003,825
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,983
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,423
New York (City of), NY;
Series 2012 B, GO Bonds	5.00%	08/01/2023	250	250,501
Series 2012 I, GO Bonds	5.00%	08/01/2023	360	360,722
Series 2012 I, GO Bonds	5.00%	08/01/2024	1,425	1,427,763
Series 2012 I, GO Bonds	5.00%	08/01/2025	520	521,129
Series 2012 I, GO Bonds	5.00%	08/01/2026	245	245,532
Subseries 2012 G-6, VRD GO Bonds (LOC - Mizuho Bank Ltd.)(a)(e)	1.45%	04/01/2042	13,000	13,000,000
Subseries 2014 I-3, VRD GO Bonds (LOC - Citibank N.A.)(a)(e)	1.92%	03/01/2044	20,540	20,540,000
Subseries 2015 F-5, VRD GO Bonds(a)	1.30%	06/01/2044	5,000	5,000,000

New York (City of), NY Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(a)(e)	1.85%	10/01/2042	41,180	41,180,000
New York (City of), NY Municipal Water Finance Authority;
Series 2016 BB, VRD RB(a)	1.37%	06/15/2049	14,500	14,500,000
Series 2022 DD, Ref. VRD RB(a)	2.05%	06/15/2033	10,000	10,000,000
Subseries 2012 A-1, VRD RB(a)	1.30%	06/15/2044	14,085	14,085,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Subseries 2013 F-1, RB	5.00%	02/01/2032	$5,675	$ 5,693,867
Subseries 2013 H, RB	5.00%	11/01/2024	325	328,253
Subseries 2013 H, RB	5.00%	11/01/2029	110	111,029
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	03/15/2031	6,000	6,281,163
Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,612,066
Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	155	150,869
Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,258,775
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	1,765	1,794,950
New York (State of) Dormitory Authority (New York University); Series 2016 A, RB	5.00%	07/01/2031	1,410	1,510,414
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(c)	0.25%	05/01/2023	2,000	1,974,261
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2024	735	735,655
Series 2015, Ref. RB	5.00%	06/15/2025	500	506,628
Series 2016 B, Ref. RB	5.00%	12/15/2024	1,350	1,351,203
Series 2017, RB	5.00%	12/15/2024	675	675,602
New York City Housing Development Corp. (Royal Properties); Series 2005 A, VRD RB (LOC - Fannie Mae)(a)(e)	1.82%	04/15/2035	17,200	17,200,000
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(c)	0.70%	05/01/2025	5,000	4,661,132
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(c)	0.60%	07/01/2025	1,000	922,203
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019, RB(c)	1.75%	07/03/2023	1,890	1,869,393
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	689,993
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	475,141
New York State Urban Development Corp.; Series 2013 A-1, RB(c)(f)	5.00%	03/15/2023	6,000	6,042,904
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(g)	5.25%	08/01/2031	15,460	15,829,802
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	11,500	11,500,777
Series 2016, Ref. RB(g)	5.00%	08/01/2031	20,070	20,070,223
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	695,223
Rib Floater Trust Various States; Series 2022-003, VRD RB(a)(d)	2.05%	11/01/2041	10,000	10,000,000
Triborough Bridge & Tunnel Authority;
Series 2012 A, RB	3.00%	11/15/2028	250	250,031
Series 2012 A, RB	5.00%	11/15/2031	250	250,510
Series 2012 B, Ref. RB	5.00%	11/15/2023	705	706,385
Series 2012 B, Ref. RB	5.00%	11/15/2024	420	422,339
Series 2012 B, Ref. RB	4.00%	11/15/2025	300	300,307
Series 2012 B, Ref. RB	5.00%	11/15/2025	2,500	2,505,141
Series 2012 B, Ref. RB	5.00%	11/15/2026	4,665	4,674,554
Series 2012 B, Ref. RB	5.00%	11/15/2027	250	250,512
Series 2012 B, Ref. RB	5.00%	11/15/2029	5,245	5,255,742
Series 2012 B, Ref. RB	5.00%	11/15/2030	650	651,331
Series 2013 A, Ref. RB	5.00%	11/15/2026	485	490,332
Series 2013 A, Ref. RB	5.00%	11/15/2027	1,050	1,061,544
Series 2013 A, Ref. RB	5.00%	11/15/2028	130	131,341
Series 2013 A, Ref. RB	5.00%	11/15/2030	630	636,270
Series 2013 C, RB	5.00%	11/15/2032	550	555,175
Westchester County Local Development Corp.; Series 2021, Ref. RB(d)	2.88%	07/01/2026	3,380	3,260,311
				292,703,785

North Carolina–1.50%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 F, VRD RB(a)	1.95%	01/15/2048	10,000	10,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 C, Ref. VRD RB(a)	1.40%	01/15/2037	5,000	5,000,000
Series 2013 A, Ref. RB	5.00%	01/15/2026	120	120,279

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2019 A, Ref. RB	5.00%	01/01/2023	$2,335	$ 2,339,744
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(e)	1.83%	05/01/2036	17,720	17,720,000
University of North Carolina; Series 2008 A, RB (INS - AGC)(b)	4.75%	10/01/2028	10	10,016
				35,190,039

Ohio–3.66%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2028	9,895	10,143,687
Series 2015 A, Ref. RB	5.00%	02/15/2029	3,495	3,580,330
Columbus City School District; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	3,260	3,489,631
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	825	826,629
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(b)(g)	5.00%	12/01/2026	1,335	1,336,383
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2017 B, Ref. VRD RB(a)	1.81%	11/01/2052	24,630	24,630,000
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,500	1,380,907
Mayfield Heights (City of), OH; Series 2022, GO Notes	3.00%	07/20/2023	2,000	1,996,332
Ohio (State of);
Series 2014 C, GO Bonds	5.00%	03/01/2029	500	502,974
Series 2015, VRD RB(a)	2.20%	01/15/2045	10,000	10,000,000
Series 2017 A, GO Bonds	5.00%	09/01/2031	3,335	3,428,005
Series 2018 A, GO Bonds	5.00%	06/15/2026	1,360	1,369,344
Series 2018 A, GO Bonds	5.00%	06/15/2029	780	785,269
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2018, Ref. RB(d)	5.00%	12/01/2023	1,050	1,050,322
Series 2019, VRD RB(a)	1.92%	01/01/2052	17,165	17,165,000
Ohio (State of) (University Hospitals Health System, Inc.);
Series 2013 A, RB	5.00%	01/15/2024	1,000	1,002,480
Series 2013 A, RB	4.13%	01/15/2026	100	100,089
Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(b)(i)	9.66%	12/01/2023	2,460	2,529,285
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	575	574,950
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(b)	4.38%	12/01/2024	5	5,007
				85,896,624

Oklahoma–0.14%
McGee Creek Authority; Series 1992, RB (INS - NATL)(b)	6.00%	01/01/2023	130	130,284
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	1,190	1,175,530
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB(f)	5.75%	01/01/2024	150	155,014
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,001,860
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,261
Series 2014, Ref. RB	5.00%	07/01/2027	500	500,597
				3,213,546

Ontario–0.51%
Deutsche Bank Spears/Lifers Trust; Series 2021, VRD RB(a)(d)(g)	2.08%	04/01/2031	6,300	6,300,000
Nuveen AMT-Free Municipal Credit Income Fund; Series 2019, VRD RB(a)	2.30%	03/01/2029	5,750	5,750,000
				12,050,000

Oregon–0.47%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,320	4,325,607
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	978,633
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,588,305
Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,801,836
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	1,355	1,250,163
				10,944,544

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–6.58%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	$445	$ 453,054
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $320,749)(j)(k)	5.60%	07/01/2023	326	293,070
Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(b)	5.00%	12/01/2028	145	148,365
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Ctfs.(a)(d)	1.95%	11/01/2044	8,420	8,420,000
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2022	400	400,000
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2023	400	403,884
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2024	425	429,230
Delaware (County of), PA Authority (Villanova University); Series 2016, Ref. RB	5.00%	12/01/2022	150	150,000
Delaware River Port Authority; Series 2012, Ref. RB(c)(f)	5.00%	01/01/2023	400	400,793
Delaware River Port Authority (Port District); Series 2012, Ref. RB(c)(f)	5.00%	01/01/2023	2,215	2,219,391

Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(i)	3.87%	06/01/2024	13,600	13,668,621
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2023	2,795	2,853,597
Series 2015 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	05/15/2023	2,260	2,283,617
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,187,747
Pennsylvania (Commonwealth of); Second Series 2013, GO Bonds	5.00%	10/15/2025	100	102,025
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(a)	2.36%	09/01/2045	58,030	58,030,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,275,373
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,585,999
Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2029	800	858,661
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(i)	2.45%	12/01/2023	1,500	1,500,024
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,325,000
Series 2020, Ref. VRD RB(a)	1.81%	12/01/2039	9,900	9,900,000
Philadelphia (City of), PA;
Series 2016, Ref. RB	5.00%	10/01/2028	1,400	1,486,013
Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,436,002
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,016,560
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	145	147,105
Series 2013, RB(c)(f)	5.00%	04/01/2023	1,765	1,778,633
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(i)	2.50%	12/01/2023	17,500	17,482,612
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(i)	3.97%	12/01/2024	30	30,054
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,020,523
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2024	1,010	1,046,429
Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2026	1,160	1,244,728
				154,577,110

Puerto Rico–0.65%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,017	2,026,241
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (Acquired 01/26/2021; Cost $101,888) (INS - AGC)(b)(k)	5.00%	07/01/2026	100	100,669
Series 2005 RR, RB (Acquired 01/06/2021; Cost $3,905,000) (INS - SGI)(b)(k)	5.00%	07/01/2026	3,905	3,919,855
Series 2005 RR, RB (Acquired 01/06/2021; Cost $1,505,000) (INS - SGI)(b)(k)	5.00%	07/01/2027	1,505	1,510,725
Series 2007 UU, Ref. RB (Acquired 06/15/2020; Cost $500,000) (INS - AGM)(b)(k)	5.00%	07/01/2024	500	503,346
Series 2008 WW, RB (Acquired 05/13/2020; Cost $500,000) (INS - AGC)(b)(k)	5.25%	07/01/2033	500	503,346
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027	6,085	6,125,720
Series 2003 AA, Ref. RB (INS - AGM)(b)	4.95%	07/01/2026	190	189,992
Series 2003, RB (INS - AGC)(b)	5.00%	07/01/2028	475	478,179
				15,358,073

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–1.17%
Rhode Island Health and Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(a)	1.83%	05/01/2035	$27,615	$ 27,615,000

South Carolina–0.72%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	628,947
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,245,092
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(a)	2.39%	05/01/2048	10,000	10,000,000
South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,977,210
				16,851,249

South Dakota–0.25%
South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(a)	1.97%	11/01/2048	5,810	5,810,000

Tennessee–1.93%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,017,574
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The); Series 2013 A, Ref. RB	5.00%	05/15/2027	130	131,341
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,007
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,747,988
Series 2006 A, RB	5.25%	09/01/2024	15,115	15,379,132
Series 2017 A, RB(c)	4.00%	05/01/2023	10,965	10,981,613
Series 2018, RB(c)	4.00%	11/01/2025	10,130	10,085,550
Tennessee Housing Development Agency; Series 2022, RB	5.50%	01/01/2053	3,750	3,987,540
				45,335,745

Texas–13.44%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(b)	4.50%	08/15/2033	590	590,692
Series 2012 A, Ref. RB	5.00%	11/01/2023	775	776,512
Alvarado Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(c)	2.75%	08/15/2025	2,000	1,991,924
Arlington Higher Education Finance Corp. (Basis Texas Charter School); Series 2021, RB(c)(d)	4.50%	06/15/2026	1,100	1,053,154
Bexar County Hospital District;
Series 2018, GO Bonds	5.00%	02/15/2029	1,000	1,004,557
Series 2018, GO Bonds	5.00%	02/15/2030	1,895	1,903,362
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(d)(g)	3.63%	07/01/2026	4,000	3,597,465
Canadian River Municipal Water Authority; Series 2014, Ref. RB	5.00%	02/15/2024	250	251,178
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,359,808
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB	5.25%	11/01/2031	85	86,676
Series 2013 F, Ref. RB	5.25%	11/01/2030	570	581,458
Dallas (City of), TX; Series 2013 A, Ref. GO Bonds	5.00%	02/15/2031	3,465	3,480,288
Dallas (County of), TX; Series 2016, GO Bonds	5.00%	08/15/2029	4,605	4,969,737
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,420,223
Series 2017, RB	5.00%	12/01/2032	3,000	3,218,009
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	5,000	5,379,857
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	682,093
Garland Independent School District; Series 2019 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2023	2,000	2,010,471
Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,342,467
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,673
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,212,118
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,896,927

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS -AGM)(b)	4.00%	09/01/2030	$620	$ 620,518
Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(a)	1.36%	03/01/2024	12,000	12,000,000
Houston (City of), TX;
Series 2018 C, Ref. VRD RB (LOC - Barclays Bank PLC)(a)(e)	1.86%	05/15/2034	16,670	16,670,000
Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.01%)(c)(i)	1.85%	12/12/2022	15,000	15,000,000
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(g)	4.75%	07/01/2024	1,095	1,097,059
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,125	1,199,216
Katy Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,150	1,248,619
Lewisville (City of), TX; Series 2013, Ref. RB	5.00%	02/15/2029	1,600	1,607,390
Lewisville Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	100	101,675
Lone Oak Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2023	340	341,773
Lower Colorado River Authority;
Series 2013 A, Ref. RB	5.13%	05/15/2024	100	101,061
Series 2013 A, Ref. RB	5.00%	05/15/2027	785	792,705
Series 2013 A, Ref. RB	5.00%	05/15/2031	2,810	2,835,930
Series 2013 A, Ref. RB	5.00%	05/15/2032	5,955	6,008,875
Series 2013, Ref. RB	5.25%	05/15/2027	245	247,678
Series 2013, Ref. RB	5.50%	05/15/2030	4,025	4,072,035
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(g)	4.63%	10/01/2031	1,000	969,264
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,044
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB(f)	5.00%	04/01/2023	385	387,910
Series 2016 A, RB(f)	5.00%	04/01/2024	405	416,537
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB(f)	4.00%	04/01/2023	1,295	1,300,778
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(b)	5.00%	12/15/2030	205	205,245
North Texas Municipal Water District; Series 2016, Ref. RB	5.00%	06/01/2028	1,050	1,129,398
North Texas Tollway Authority;
Series 2015 B, Ref. RB(c)(f)	5.00%	01/01/2023	39,650	39,731,861
Series 2017 A, RB	5.00%	01/01/2025	55	55,101
Series 2017 B, Ref. RB(c)(f)	5.00%	01/01/2023	245	245,486
Series 2017 B, Ref. RB(c)(f)	5.00%	01/01/2023	950	951,883
Series 2017 B, Ref. RB	5.00%	01/01/2024	50	50,098
Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,026
Northside Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(c)	2.00%	06/01/2027	1,500	1,406,650
Permanent University Fund - Texas A&M University System; Series 2012 A, RB	5.00%	07/01/2023	250	250,506
Permanent University Fund - University of Texas System; Series 2008 A, VRD RB(a)	1.70%	07/01/2037	2,425	2,425,000
Port Arthur (Port of), TX Navigation District;
Series 2010, VRD RB(a)	2.60%	11/01/2040	8,175	8,175,000
Subseries 2010 D, VRD RB(a)	2.55%	11/01/2040	20,000	20,000,000
Rib Floater Trust Various States; Series 2022-006, VRD RB (LOC - Barclays Bank PLC)(a)(d)(e)	2.00%	11/15/2046	36,250	36,250,000
Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(b)(h)	0.00%	03/01/2024	490	468,974
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	65	64,177
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,298,200
Series 2017, Ref. RB	5.00%	02/01/2032	3,105	3,349,744
Temple (City of), TX; Series 2012, Ref. GO Bonds	5.00%	08/01/2023	225	225,451
Texas (State of); Series 2015, Ref. GO Bonds	5.00%	10/01/2029	10,000	10,633,825
Texas (State of) Transportation Commission; Series 2014 B, VRD RB(a)	1.88%	04/01/2032	40,000	40,000,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	17,275	18,053,316
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(i)	2.40%	09/15/2027	12,915	12,369,025
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(b)	5.00%	08/15/2030	45	48,901
				315,936,583

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.14%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(b)	5.00%	12/15/2022	$905	$ 905,797
University of Utah (The); Series 2017 B-1, Ref. RB	5.00%	08/01/2029	1,870	2,057,467
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	5.00%	06/01/2023	250	252,828
				3,216,092

Vermont–0.01%
Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	340	340,674

Virginia–0.22%
Virginia (Commonwealth of) Transportation Board; Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,095,650

Washington–2.15%
Auburn School District No. 408 of King & Pierce Counties; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	102,360
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(b)	4.75%	02/01/2028	1,765	1,823,238
Energy Northwest (Columbia Generating Station); Series 2014, Ref. RB	5.00%	07/01/2031	2,000	2,069,365
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	15	15,000
King (County of), WA;
Series 2013 A, Ref. RB(c)(f)	5.00%	01/01/2023	125	125,247
Series 2019 A, Ref. VRD GO Bonds(a)	1.40%	01/01/2046	1,000	1,000,000
King (County of), WA Housing Authority; Series 2021, Ref. RB	2.00%	12/01/2022	500	500,000
Seattle (City of), WA; Series 2013, Ref. RB	5.00%	07/01/2024	250	253,529
Seattle (Port of), WA; Series 2017 C, RB(g)	5.00%	05/01/2025	275	286,346
Tacoma (City of), WA Regional Water Supply System; Series 2013, Ref. RB	5.00%	12/01/2026	250	253,101
Washington (State of);
Series 2013 A, GO Bonds	5.00%	08/01/2027	125	126,937
Series 2013 A, GO Bonds	5.50%	08/01/2029	12,750	12,986,667
Series 2013 A, GO Bonds	5.00%	08/01/2032	10,000	10,143,680
Series 2013 D, GO Bonds	5.00%	02/01/2026	250	250,985
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,252,636
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,299,109
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	3,840	4,083,390
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,702
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,553,949
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,427,952
Series 2012 A, RB	5.00%	10/01/2028	165	165,864
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,796,307
Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,787,478
				50,428,842

West Virginia–0.61%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, Ref. VRD RB(a)	2.37%	06/01/2033	14,255	14,255,000

Wisconsin–0.99%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(f)	5.50%	12/15/2026	3,360	3,600,423
Wisconsin (State of) Center District;
Series 1999, Ref. RB(f)	5.25%	12/15/2023	210	210,668
Series 1999, Ref. RB (INS - AGM)(b)	5.25%	12/15/2023	235	237,838
Series 2022, RB(d)	5.00%	12/15/2022	2,250	2,251,465
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 C3, Ref. RB (SIFMA Municipal Swap Index + 0.55%)(c)(i)	2.40%	07/26/2023	3,750	3,741,603
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2013, RB	5.00%	08/15/2027	800	808,866
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	1,930	1,822,753
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,229,008
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2028	980	1,012,684

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	$4,315	$ 4,531,978
Series 2022, Ref. RB(c)	3.30%	10/01/2026	1,745	1,745,638
Wisconsin (State of) Public Finance Authority (The Estates at Eagle’s Pomite); Series 2016 A, RB	4.00%	01/01/2024	100	97,589
				23,290,513
Total Municipal Obligations (Cost $2,275,459,488)				2,274,706,422

Closed-End Funds–1.48%
New York–1.48%
Nuveen AMT-Free Quality Municipal Income Fund (Cost $34,870,000)	1.00%	03/01/2029	34,870	34,870,000

U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC;
Series 21A(d)(l)	9.50%	12/12/2022	25	25,000
Series 21B(d)(l)	9.50%	12/12/2022	90	90,000
Series 22A(d)(l)	9.50%	12/12/2022	50	50,000
Series 22B(d)(l)	9.50%	12/30/2022	5	5,000
Series 22C(d)(l)	9.50%	12/30/2022	35	35,000
Series 22X(d)	9.50%	01/31/2023	50	50,187
Total U.S. Dollar Denominated Bonds & Notes (Cost $255,000)				255,187
TOTAL INVESTMENTS IN SECURITIES(m)–98.30% (Cost $2,310,584,488)				2,309,831,609
OTHER ASSETS LESS LIABILITIES–1.70%				39,917,348
NET ASSETS–100.00%				$2,349,748,957

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $225,690,430, which represented 9.60% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $578,070, which represented less than 1% of the Fund’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at November 30, 2022 was $6,831,011, which represented less than 1% of the Fund’s Net Assets.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,274,706,422	$–	$2,274,706,422

Closed-End Funds	–	34,870,000	–	34,870,000

U.S. Dollar Denominated Bonds & Notes	–	50,187	205,000	255,187

Total Investments in Securities	–	2,309,626,609	205,000	2,309,831,609

Other Investments - Assets

Investments Matured	–	285,000	–	285,000

Total Investments	$–	$2,309,911,609	$205,000	$2,310,116,609

Invesco Short Term Municipal Fund